Operating Lease Liabilities (Tables)	12 Months Ended
Mar. 31, 2026
Operating Lease Liabilities [Abstract]
Schedule of Future Operating Lease Payments

Future operating lease payments, excluding short-term leases, as of March 31, 2025 and 2026, are detailed as follows:

	As of March 31,
	2025	2026	2026
Operating leases	S$	S$	US$
2026	1,560,506	—	—
2027	1,286,161	1,532,127	1,187,628
2028	1,001,379	1,223,803	948,631
2029	632,677	926,460	718,145
2030	397,773	575,374	446,001
Thereafter	502,591	640,591	496,554
Total future lease payment	5,381,087	4,898,355	3,796,959
Less: Imputed interest	(719,672)	(570,260)	(442,036)
Present value of operating lease liabilities	4,661,415	4,328,095	3,354,923
Less: Current portion	(1,298,058)	(1,513,298)	(1,173,033)
Long-term portion of lease liabilities	3,363,357	2,814,797	2,181,890

Schedule of Weighted-Average Lease Terms and Discount Rates for Operating Leases

The following table shows the weighted-average lease terms and discount rates for operating leases:

	2025	2026
Weighted average remaining lease term (Years)
Operating leases	3	4

Weighted average discount rate (%)
Operating leases	6%	6%